Other Current Assets (Details) - Schedule of other current assets - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Other Current Assets [Abstract]
Other receivables	$ 11,773	$ 12,071	$ 112,865
Other tax receivables		306,248
Other current assets	$ 11,773	$ 318,319	$ 112,865